Costs of services and general and administrative costs (Tables)	6 Months Ended
Jun. 30, 2025
Costs of service and general and administrative costs [Abstract]
Summary of Costs of Service and General and Administrative Costs
Costs of services and general and administrative costs include:

	Six Months Ended 30 June 2025	Six Months Ended 30 June 2024
	£m	£m
Staff costs[1]	3,685	3,985
Establishment costs	219	242
Media pass-through costs	1,279	1,208
Other costs of services and general and administrative costs[2]	1,259	1,369
	6,442	6,804
Notes
[1] Additional staff costs of £4 million (period ended 30 June 2024: £77 million) are included within Restructuring and transformation costs below.
[2] Other costs of services and general and administrative costs include £358 million (period ended 30 June 2024: £420 million) of other pass-through costs.
2. Costs of services and general and administrative costs (continued)

Other costs of services and general and administrative costs include the following significant items:

	Six Months Ended 30 June 2025	Six Months Ended 30 June 2024
	£m	£m
Goodwill impairment	116	—
Amortisation and impairment of acquired intangible assets	32	57
Restructuring and transformation costs	32	131